Significant Accounting Policies - Property, Plant and Equipment (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 01, 2016	Jun. 02, 2016	Sep. 01, 2016
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)			10 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)			30 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)			5 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)			7 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)			3 years
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)			5 years
Service Life | DRAM | Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	7 years	5 years